Secured Note Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 25, 2022 CAD ($)
Secured Note Liabilities (Details) [Line Items]
Institutional investors rate					100.00%
Institutional investors (in Dollars)					$ 225.0
Percentage of repaid principal			60.00%
Secured note bears interest		50.00%	1.00%	1.00%
Gross silver royalty	75.00%	75.00%
Outstanding shares percentage	9.90%	9.90%
Issued shares (in Shares) | shares		151,855	55,322	55,322
Fair value of loan commitment (in Dollars)				$ 225.0
Fair value at initial recognition			$ 282.3	$ 225.0
Gain loss on remeasurment (in Dollars)	$ 30.8		$ 18.7
Investors right to purchase description	On May 11, 2023, the Company announced that it, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”), had agreed to the principal terms of a royalty agreement under which Sprott Resource Streaming and Royalty Corp. (“Sprott”) would pay KSMCo US$150 million and KSMCo would grant Sprott up to 1.2% net smelter royalty (“NSR”) on the KSM project. Thereafter, the Company and Sprott agreed to restructure the proposed transaction as the sale of a secured note and, on June 28, 2023, the Company and KSMCo, signed a definitive agreement to sell a secured note (“2023 Secured Note”) that is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on its 100% owned KSM Project (“KSM”) to Sprott for US$150 million. The transaction closed on June 29, 2023. The key terms of the 2023 Secured Note include	On May 11, 2023, the Company announced that it, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”), had agreed to the principal terms of a royalty agreement under which Sprott Resource Streaming and Royalty Corp. (“Sprott”) would pay KSMCo US$150 million and KSMCo would grant Sprott up to 1.2% net smelter royalty (“NSR”) on the KSM project. Thereafter, the Company and Sprott agreed to restructure the proposed transaction as the sale of a secured note and, on June 28, 2023, the Company and KSMCo, signed a definitive agreement to sell a secured note (“2023 Secured Note”) that is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on its 100% owned KSM Project (“KSM”) to Sprott for US$150 million. The transaction closed on June 29, 2023. The key terms of the 2023 Secured Note include
Interest payable (in Dollars)		$ 21.5
Interest deferral amount	0.625%	0.625%
Interest expense (in Dollars)		$ 186.5
Estimated fair value	$ 198.8	$ 150.0
Common Shares [Member]
Secured Note Liabilities (Details) [Line Items]
Issued shares (in Shares) | shares		1,285,178	977,745	977,745
Unpaid interest	9.90%	9.90%
Interest deferral amount	9.90%	9.90%
Bottom of range [member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.20%	1.20%
Top of range [member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.50%	1.50%
KSM’s EAC [Member]
Secured Note Liabilities (Details) [Line Items]
Investors percent (in Dollars)		$ 247.5
Unpaid interest	1.20%	1.20%
NSR [Member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.00%	1.00%
Royalty Increase Election [Member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.20%	1.20%
Interest deferral amount	1.50%	1.50%
KSMCo [Member]
Secured Note Liabilities (Details) [Line Items]
Interest deferral amount	1.25%	1.25%
Production Delay Increase [Member]
Secured Note Liabilities (Details) [Line Items]
Interest deferral amount	0.50%	0.50%
KSM [Member]
Secured Note Liabilities (Details) [Line Items]
Interest expense (in Dollars)		$ 180.0
Secured note [Member]
Secured Note Liabilities (Details) [Line Items]
Secured note bears interest		6.50%
Gain loss on remeasurment (in Dollars)	$ 80.7
Unpaid interest	1.00%	1.00%
Interest expense (in Dollars)		$ 155.0
Secured note [Member] | Common Shares [Member]
Secured Note Liabilities (Details) [Line Items]
Investors percent (in Dollars)		$ 232.5
Secured Note Outstanding [Member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.00%	1.00%
Interest expense (in Dollars)		$ 165.0